UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund:  BlackRock Municipal Income Trust II (BLE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,625,168
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	608,488
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,507,097
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,923,860
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	1,170	1,454,883

		9,119,496
Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	1,825	1,855,916
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,767,184
5.00%, 12/01/37	1,000	1,214,840

		9,837,940
California — 11.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (b)	2,480	2,692,313
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,004,070
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,565,573
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	176,830
5.25%, 8/15/49	395	433,915
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/36	345	393,189
5.00%, 2/01/37	260	295,394

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	$1,655	$1,768,285
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46 (a)	685	737,848
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,180,225
5.25%, 5/15/39	860	927,372
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	463,908
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,695,780
0.00%, 8/01/43	2,500	889,150
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	1,984,259
6.50%, 4/01/33	10,645	11,726,958
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	940,261
Sub-Series I-1, 6.38%, 11/01/19 (b)	1,280	1,446,592

		39,321,922
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,429,934
Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,080,395
Yale University Issue, Series T-1, 4.70%, 7/01/29	5,180	5,196,265

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, RB (continued):
Yale University Issue, Series X-3, 4.85%, 7/01/37	$5,130	$5,146,365

		11,423,025
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,338,878
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,260	1,398,310
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,456,474

		7,193,662
District of Columbia — 4.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 4/01/35	465	546,701
Georgetown University Issue, 5.00%, 4/01/36	465	544,966
Georgetown University Issue, 5.00%, 4/01/42	540	625,374
Kipp Charter School, Series A, 6.00%, 7/01/43	820	950,897
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	11,500	11,684,805
Metropolitan Washington DC Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	590,254
5.25%, 10/01/44	2,000	2,154,060

		17,097,057
Florida — 5.3%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,600,785
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,808,606
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,606,615

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding, AMT, Miami International Airport, 5.25%, 10/01/38	$1,625	$1,700,969
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,386,612
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,525,500
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	3,300	4,124,604
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,795	1,255,656

		19,009,347
Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	656,465
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	998,110

		1,654,575
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,623,812
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	919,286
Illinois — 19.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	5,000	5,648,850
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	2,800	2,723,000
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,950,670

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (b)	$6,430	$7,659,159
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,240,574
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,362,935
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	911,907
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,173,897
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,924,282
Presence Health Network, Series C, 4.00%, 2/15/41	1,545	1,433,034
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (f)	7,445	7,627,998
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	2,160	2,424,168
Series C, 5.00%, 1/01/36	2,815	3,184,075
Series C, 5.00%, 1/01/37	3,005	3,392,465
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,056,879
Series B-2, 5.00%, 6/15/50	2,725	2,728,733
Railsplitter Illinois Tobacco Settlement Authority, RB, 5.50%, 6/01/23	520	594,500
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,255	1,436,912
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,652,825
Series A, 5.00%, 4/01/35	2,500	2,527,550
Series A, 5.00%, 4/01/38	3,885	3,912,078
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	685	743,828

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	$1,050	$1,151,630

		69,461,949
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,007,113
7.00%, 1/01/44	3,535	4,253,277
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,979,989
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	519,188
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,729,382
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	435	471,414
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	987,733
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	1,180	1,197,452
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	1,200	1,295,388
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,559,096

		17,000,032
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	520	533,650
5.50%, 12/01/22	2,550	2,605,666
5.25%, 12/01/25	500	516,665
5.88%, 12/01/26 (a)	445	456,948
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,085	1,151,066

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$1,610	$1,610,113

		6,874,108
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,140,496
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	1,280	1,101,709

		2,242,205
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,167,022
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,177,176
5.25%, 5/15/31	935	1,006,032
5.25%, 5/15/32	1,195	1,301,283
5.25%, 5/15/33	1,300	1,409,434
5.25%, 5/15/35	795	867,719

		9,928,666
Maryland — 1.8%
City of Baltimore, Refunding RB, Convention Center Hotel (g):
5.00%, 9/01/34	470	531,264
5.00%, 9/01/42	920	1,029,020
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	511,433
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	804,360
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	522,936

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (b)	$2,400	$2,829,384

		6,228,397
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	3,105	2,859,612
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	1,530	1,535,585
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,016,196

		5,411,393
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,374,085
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (b)	830	934,821
5.50%, 5/15/36	670	736,766
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	1,024,299
Henry Ford Health System, 4.00%, 11/15/46	1,540	1,561,806

		9,631,777
Missouri — 1.9%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,124,960
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	312,356

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	$1,135	$1,200,864
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	291,312

		6,929,492
Multi-State — 2.0%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 5/15/19	3,500	3,770,620
Series B-3-2, 6.30%, 5/15/19	3,000	3,248,850

		7,019,470
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	895	986,612
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/42	1,570	1,688,205
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,351,485
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,745,085

		5,771,387
New Jersey — 8.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,851,713
5.25%, 11/01/44	1,640	1,673,226
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,165	1,171,524
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	670	707,306
5.13%, 9/15/23	2,130	2,305,107
5.25%, 9/15/29	2,130	2,320,124
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,808,540

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	$2,160	$2,404,231
Series E, 5.00%, 1/01/45	2,810	3,162,205
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,355	1,375,420
Transportation Program, Series AA, 5.00%, 6/15/44	730	742,541
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,780,761
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	638,258

		29,940,956
New York — 7.6%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	3,027,515
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	2,000	2,083,140
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	819	879,396
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 2/15/39	1,005	1,178,664
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,981,481
5.25%, 11/15/39	910	1,056,874
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,251,803
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,453,214
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	4,320	4,630,565
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	365	396,109

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	$910	$992,410
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	675	726,631
5.00%, 8/01/31	1,620	1,725,478
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,145	1,150,828
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,840,846
Special Project, 6.00%, 12/01/36	1,410	1,591,213

		26,966,167
North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,080,400
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	1,525	1,647,335
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	1,530	1,700,243
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	690,794

		5,118,772
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	3,550	3,486,171
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,694,561

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	$710	$788,746
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	495,169
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 5/01/19 (b)	1,055	1,135,750
Series A, 5.00%, 5/01/39	1,970	2,041,688
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	870	936,399

		12,578,484
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,625,300
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	737,218
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,230,221
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	3,030	3,363,512
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,327,623

		10,283,874
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	2,000	2,009,800
5.63%, 5/15/43	1,910	1,911,241

		3,921,041
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	1,690	1,845,835

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 4.50%, 6/01/45	$2,850	$2,884,399
Series B, 5.00%, 6/01/50	3,175	3,276,378

		8,006,612
South Carolina — 3.7%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,595	3,929,083
AMT, 5.25%, 7/01/55	1,390	1,545,958
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,996,063
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,773,666

		13,244,770
Tennessee — 0.7%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,560,331
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	740	836,163

		2,396,494
Texas — 11.4%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	2,350	2,767,713
Sub-Lien, 5.00%, 1/01/33	390	426,457
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	743,829
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (b)	765	862,239
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,752,737

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB (continued): United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	$460	$494,132
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (b)	8,665	9,510,011
6.00%, 11/15/35	480	526,210
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (b)	485	624,345
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NATL) (c):
0.00%, 11/15/24 (b)	2,300	986,884
0.00%, 11/15/36	23,075	8,588,515
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,593,659
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (b)	4,085	4,717,521
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,405,210
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,534,558

		40,534,020
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	995	1,143,663

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	$435	$402,249

		1,545,912
Virginia — 1.2%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,907,474
6.00%, 1/01/37	2,120	2,393,735

		4,301,209
Washington — 4.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	3,040	3,092,774
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,656,404
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/43	2,335	2,661,386
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	815	909,051
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,687,911

		15,007,526
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	987,678
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,955	2,016,934

		3,004,612
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,648,059

Municipal Bonds	Par (000)	Value
Wyoming (continued)
Wyoming Municipal Power Agency, Inc., RB, Series A (b):
5.50%, 1/01/18	$800	$821,592
5.50%, 1/01/18	750	770,243

		5,239,894
Total Municipal Bonds — 125.9%		448,219,275

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,820	1,919,955
California — 6.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(i)	2,850	3,018,207
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (b)	10,335	11,336,048
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	2,530	2,548,090
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	3,345	3,896,696
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	1,840	2,010,222

		22,809,263
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	4,230	4,393,574
Series C-7, 5.00%, 5/01/18	2,710	2,812,980

		7,206,554
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (b)	4,638	4,877,315

8	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$2,461	$2,782,591
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	2,219	2,409,843
New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,859,180
Series HH, 5.00%, 6/15/31 (i)	9,150	10,354,049
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	1,750	1,993,700
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	5,120	5,955,829
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,285,540
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	7,040	8,085,859
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,249,122

		44,783,279
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,139,136
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,965,904
Texas — 3.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	3,016,759

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$3,720	$4,178,527
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,803,197

		10,998,483
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,227,111
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	5,909	6,153,756
Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (b)	8,113	8,666,928
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.5%		122,940,118
Total Long-Term Investments (Cost — $532,445,567) — 160.4%		571,159,393

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (j)(k)	2,380,048	2,380,524
Total Short-Term Securities (Cost — $2,380,272) — 0.7%		2,380,524
Total Investments (Cost — $534,825,839*) — 161.1%		573,539,917
Other Assets Less Liabilities — 1.1%		3,968,337
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7)%		(70,180,010)
VMTP Shares, at Liquidation Value — (42.5)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$356,028,244

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$465,624,164

Gross unrealized appreciation	$41,167,998
Gross unrealized depreciation	$(3,273,381)

Net unrealized appreciation	$37,894,617

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 01, 2017 to November 15, 2019, is $14,496,613.

(j)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,509,584	(1,129,536)	2,380,048	$2,380,524	$12,154	$954	$252

[1]	Includes net capital gain distributions.

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(83)	5-Year U.S. Treasury Note	September 2017	$9,819,937	$(14,501)
(97)	10-Year U.S. Treasury Note	September 2017	$12,250,797	(36,867)
(90)	Long U.S. Treasury Bond	September 2017	$13,843,125	(112,625)
(30)	Ultra U.S. Treasury Bond	September 2017	$4,953,750	(59,497)
Total				$(223,490)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.

10	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information and derivative financial instruments about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$571,159,393	—	$571,159,393
Short-Term Securities	$2,380,524	—	—	2,380,524

Total	$2,380,524	$571,159,393	—	$573,539,917

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(223,490)	—	—	$(223,490)
[1] See above schedule of investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(70,021,136)	—	$(70,021,136)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

Total	—	$(221,321,136)	—	$(221,321,136)

During the period ended May 31, 2017, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 24, 2017